Long Term Investments (Details)											12 Months Ended
		Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Nov. 13, 2025 USD ($)	Nov. 13, 2025 CNY (¥)	Nov. 04, 2024 shares	Jul. 05, 2024 USD ($)	Nov. 22, 2023 shares	Mar. 28, 2023 shares	Jan. 01, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Apr. 09, 2025 USD ($)	Apr. 09, 2025 CNY (¥)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 01, 2022 USD ($) shares
Long Term Investment [Line Items]
Shares issued (in Shares) | shares								14,830	320
Consideration amount							$ 0			$ 0
Capital commitment																	$ 246,599	¥ 1,800,000
Share of loss											$ (50,192)			$ 70,947
Guangzhou Xingsheng Information Technology Limited [Member]
Long Term Investment [Line Items]
Equity interest percentage							5.00%			5.00%
Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Shares issued (in Shares) | shares						19,000,000		19,206
Common stock value	[1]										$ 480		$ 68
Common stock, shares issued (in Shares) | shares	[1]										533,637		76,467			533,637
Shenzhen Chenbao Information service Co., Ltd [Member]
Long Term Investment [Line Items]
Amount invested															$ 434,960						¥ 3,000,000
Common stock value															$ 1,844,377
Equity percentage															5.00%						5.00%
Impairment loss on investments													$ 2,184,781
Shenzhen Chenbao Information service Co., Ltd [Member] | Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Shares issued (in Shares) | shares															7
DTI Group Limited [Member]
Long Term Investment [Line Items]
Equity percentage																						19.00%
Impairment loss on investments													$ 9,058,702
DTI Group Limited [Member] | Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Common stock value																						$ 9,058,701
Common stock, shares issued (in Shares) | shares																						64
Zhuhai Hongzhi Cultural Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Amount invested | ¥																¥ 1,220,000
Equity interest																			35.00%	35.00%
Capital commitment																			$ 25,025	¥ 175,000
Capital commitment increased				$ 250,247	¥ 1,750,000
Share of loss											$ (50,192)	¥ 360,755
Zhuhai Hongzhi Cultural Technology Co., Ltd [Member] | Forecast [Member]
Long Term Investment [Line Items]
Capital commitment increased		$ 1,501,480	¥ 10,500,000
Zhuhai Hongzhi Cultural Technology Co., Ltd [Member] | Zhuhai Hongzhi Cultural Technology Co., Ltd [Member]
Long Term Investment [Line Items]
Amount invested											$ 169,739
Zhanjiang Huarong Enterprise Management Service Co., Ltd [Member]
Long Term Investment [Line Items]
Equity interest																	36.00%	36.00%

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.